FPVLI/FOCUS/HORIZON-SUPP. (04/01/02)                                                                              FPVLI/CHAMP 2A&B
                                              Supplement to Prospectus Dated May 1, 2001
                                                    Supplement dated April 1, 2002

This  Supplement  should be  retained  with the current  Prospectus  for your  variable  life policy  issued by American  Skandia  Life
Assurance  Corporation  ("American  Skandia").  If  you  do  not  have  a  current  prospectus,  please  contact  American  Skandia  at
1-800-SKANDIA.

Effective  April 1, 2002,  American  Skandia  will no longer  accept new  applications  for the Policy.  American  Skandia will process applications  signed on or before April 1, 2002, and received at our administrative  office by April 15, 2002,  according to our normal business rules and underwriting  standards.  Applications  signed after April 1, 2002, or received at our  administrative  office after
April 15, 2002, will not be accepted for processing.

Existing  Policy  Owners will continue to have all rights,  privileges  and benefits  provided  under the terms of their Policy and may continue to request transfers of Account Value between  Sub-accounts or make additional  Premium payments.  Policy Owners will continue to receive all statements and reports required by applicable law or regulation.